Note 12 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 1,603	€ 1,451
Debt securities at fair value through other comprehensive income	56,554	57,526
Loans and advances to credit institutions at fair value through other comprehensive income	25	25
Financial assets at fair value through other comprehensive income	58,182	59,002
of which loss allowances of debt securities	€ (57)	€ (112)